RELATED PARTIES BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended
	Oct. 10, 2024	Jun. 08, 2023	Jul. 18, 2024	Apr. 15, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Rental properties					$ 66
Options granted				38,991
Valuation of options					$ 0
Two Board Members And Chairman
Related Party Transaction [Line Items]
Options granted		2,250
Valuation of options		$ 174
Board Of Directors Chairman
Related Party Transaction [Line Items]
Options granted	1,556
Valuation of options	$ 1
Four Board Members And Chairman
Related Party Transaction [Line Items]
Options granted			9,765
Valuation of options			$ 27